OTHER RECEIVABLES (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Government authorities		$ 126	$ 226
BARDA funds		2,524	2,175
Prepaid expenses and other		132	129
Former shareholder, net	[1]	4,000	666
Related parties		58
Other receivables		6,840	$ 3,196
Other receivables - discontinued operations		$ 1,517

[1]	The 2018 balance includes $1,517 receivable in respect of discouninued operation ( see Note 23b).